SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
6.	SUPPLEMENTAL CASH FLOW INFORMATION

For purposes of the consolidated statement of cash flows, the Company considers all highly liquid temporary investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The cash flow statement has been prepared using the indirect method, which requires a series of adjustments to reconcile net income for the period to net cash flows from operating activities.

Non-cash investing and financing activities for the years ended December 31, 2018, 2017 and 2016 are presented below:

	2018	2017	2016
Unpaid acquisition of PPE	307,746	299,598	47,198
Principal payment of financial lease (1)	101,965	66,075	271,843
Leasing for PPE acquisition	-		1,429,713

(1)	Cancelled through compensation with trade receivables with the creditor. See Note 13.

Note 13 to these consolidated financial statements includes a reconciliation between the initial and final balance of the financial liabilities arising from financing activities.